Angel Oak Mortgage Trust 2021-6 ABS-15G

Exhibit 99.22

Amerihome Angel Oak QM Status
Seller:

Deal ID:

Total Loan Count: 1
Loan Number	QM Status	ATR Status
2021060497	Non-QM	ATR Compliant